                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-8194
                                  ---------------------------------------------

                         FINANCIAL INVESTORS TRUST
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               1625 Broadway, Suite 2200, Denver, Colorado 80202
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                           Erin E. Douglas, Secretary
                            Financial Investors Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 303-623-2577
                                                   ----------------------------

Date of fiscal year end:  April 30
                        -----------
Date of reporting period: April 30, 2005
                         ---------------

Item 1.  REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 International Place, 25th Floor
Boston, Massachusetts  02110

ADMINISTRATOR, TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado  80202

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, Colorado  80202

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado  80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Must be accompanied or preceded by a current prospectus.

For more information, please call
800.298.3442 or visit
www.fitfunds.com

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share,it is possible to lose money by investing in the Funds.

[GRAPHIC]

ANNUAL REPORT

[FINANCIAL INVESTORS TRUST LOGO]

April 30, 2005

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder to the Funds, you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Funds do incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2004 and held until May 1, 2005.

ACTUAL RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

FINANCIAL INVESTORS TRUST U.S. TREASURY MONEY MARKET FUND

                                                                                   EXPENSE PAID
                                  BEGINNING ACCOUNT        ENDING ACCOUNT         DURING PERIOD
                                   VALUE 11/01/04           VALUE 5/01/05       11/01/04 - 5/01/05*
---------------------------------------------------------------------------------------------------
Actual Fund Return                 $     1,000.00          $     1,010.50           $     1.65
Hypothetical Fund Return           $     1,000.00          $     1,023.29           $     1.66

FINANCIAL INVESTORS TRUST U.S. GOVERNMENT MONEY MARKET FUND

                                                                                                EXPENSE PAID
                                               BEGINNING ACCOUNT       ENDING ACCOUNT          DURING PERIOD
                                                 VALUE 11/01/04        VALUE 5/01/05        11/01/04 - 5/01/05*
---------------------------------------------------------------------------------------------------------------
Class I        Actual Fund Return                $    1,000.00         $    1,011.00             $    1.00
               Hypothetical Fund Return          $    1,000.00         $    1,023.93             $    1.01
Class II       Actual Fund Return                $    1,000.00         $    1,009.60             $    2.25
               Hypothetical Fund Return          $    1,000.00         $    1,022.69             $    2.27

FINANCIAL INVESTORS TRUST PRIME MONEY MARKET FUND

                                                                                                EXPENSE PAID
                                               BEGINNING ACCOUNT       ENDING ACCOUNT           DURING PERIOD
                                                VALUE 11/01/04         VALUE 5/01/05        11/01/04 - 5/01/05*
---------------------------------------------------------------------------------------------------------------
Class I        Actual Fund Return                $    1,000.00         $    1,011.20             $    1.00
               Hypothetical Fund Return          $    1,000.00         $    1,023.93             $    1.01
Class II       Actual Fund Return**              $    1,000.00         $           -             $       -
               Hypothetical Fund Return          $    1,000.00         $    1,021.94             $    3.03


* Expenses are equal to the Financial Investors Trust U.S. Treasury Money Market Fund, U.S. Government Money Market Fund Class I and II, and Prime Money Market Fund Class I and Class II annualized expense ratios of .33%, .20% and .45%, .20% and .00%, multiplied by the average account value over the period, multiplied by the number of days in the second fiscal half-year divided by 365 days in the current year (to reflect the one-half year period).

** A full redemption of Prime Class II shares was made on January 5, 2005. As of April 30, 2005 there were no assets in the Fund.

ASSET ALLOCATION (UNAUDITED)

April 30, 2005

U.S. TREASURY MONEY MARKET FUND
         U.S. Treasury Obligations             25.03%
         Repurchase Agreements                 75.16%
U.S. GOVERNMENT MONEY MARKET FUND
         U.S. Governement & Agency
           Obligations                         38.38%
         Repurchase Agreements                 61.76%
PRIME MONEY MARKET FUND
         Certificate of Deposit                16.85%
         Commercial Paper                      14.73%
         Repurchase Agreements                 68.61%

Percentage of Fund's Total Net Assets

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Financial Investors Trust

We have audited the accompanying statements of assets and liabilities of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund of the Financial Investors Trust (the "Trust"), including the statements of investments, as of April 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund of the Financial Investors Trust as of April 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
June 14, 2005

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND
APRIL 30, 2005


FACE VALUE                                                                                  VALUE
-------------                                                                           --------------
                   U.S. TREASURY OBLIGATIONS  25.03%

                   U.S. Treasury Bills:
$   4,000,000      1.23%, 5/05/05  DN                                                   $    3,999,190
    5,000,000      2.21%, 5/19/05  DN                                                        4,993,956
                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                              8,993,146
      (Cost $8,993,146)                                                                 --------------

                                                                                                            COLLATERAL VALUE
                                                                                                            ----------------
                   REPURCHASE AGREEMENTS COLLATERALIZED
                   BY U.S. GOVERNMENT OBLIGATIONS  75.16%
                   Agreement with Bank of America and Bank of New York
                   (Tri-party), 2.85%, dated 4/29/05 and maturing 5/02/05,
                   collateralized by U.S. Treasury Bill, due 10/06/05 with a
                   repurchase amount of $1,500,356                                           1,500,000      $      1,530,527

                   Agreement with Bear Stearns Companies, Inc., 2.86%, dated
                   4/29/05 and maturing 5/02/05, collateralized by U.S. Treasury
                   Strip, due 5/15/12 with a repurchase amount of $7,001,668                 7,000,000             7,134,698

                   Agreement with Credit Suisse First Boston and J.P. Morgan
                   Chase & Co. (Tri-party), 2.82%, dated 4/29/05 and maturing
                   5/02/05, collateralized by U.S. Treasury Note, 1.50% due
                   3/31/06 with a repurchase amount of $1,500,353                            1,500,000             1,531,642

                   Agreement with Deutsche Bank and Bank of New York
                   (Tri-party), 2.88%, dated 4/29/05 and maturing 5/02/05,
                   collateralized by U.S. Treasury Notes, 5.25-10.75% due
                   8/15/05-11/15/28 with a repurchase amount of $1,500,360                   1,500,000             1,530,783

                   Agreement with Goldman Sachs & Co. and Bank of New York
                   (Tri-party), 2.79%, dated 4/29/05 and maturing 5/02/05,
                   collateralized by U.S. Treasury Note, 13.88% due 5/15/11 with
                   a repurchase amount of $1,500,349                                         1,500,000             1,530,970

                   Agreement with HSBC Bank and J.P. Morgan Chase & Co.
                   (Tri-party), 2.87%, dated 4/29/05 and maturing 5/02/05,
                   collateralized by U.S. Treasury Principal Strip, 5.75% due
                   8/15/10 with a repurchase amount of $1,500,359                            1,500,000             1,532,524

                   Agreement with J.P. Morgan Chase & Co. and J.P. Morgan
                   Chase & Co. (Tri-party), 2.85%, dated 4/29/05 and maturing
                   5/02/05, collateralized by U.S. Treasury Strips, due 2/15/13-
                   11/15/14 with a repurchase amount of $1,500,356                           1,500,000             1,531,067

                                                                                             VALUE          COLLATERAL VALUE
                                                                                        ------------------------------------
                   REPURCHASE AGREEMENTS COLLATERALIZED
                   BY U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
                   Agreement with Lehman Brothers, Inc. and J.P. Morgan
                   Chase & Co. (Tri-party), 2.84%, dated 4/29/05 and
                   maturing 5/02/05, collateralized by U.S. Treasury Note,
                   6.50% due 8/15/05 with a repurchase amount of $6,509,540             $    6,508,000      $      6,643,019

                   Agreement with Merrill Lynch and J.P. Morgan Chase &
                   Co. (Tri-party), 2.80%, dated 4/29/05 and maturing 5/02/05, collateralized by U.S. Treasury Strips, due 11/15/10-11/15/14,
                   and U.S. Treasury Principal Strips, 3.88-5.75% due
                   8/15/10-5/15/14 with a repurchase amount of $1,500,350                    1,500,000             1,533,934

                   Agreement with Morgan Stanley & Co., Inc. and Bank of
                   New York (Tri-party), 2.84%, dated 4/29/05 and maturing
                   5/02/05, collateralized by U.S. Treasury Bill, due 10/06/05
                   with a repurchase amount of $1,500,355                                    1,500,000             1,530,527

                   Agreement with UBS Warburg and J.P. Morgan Chase &
                   Co. (Tri-party), 2.86%, dated 4/29/05 and maturing 5/02/05, collateralized by U.S. Treasury Note, 3.38% due 2/15/08
                   with a repurchase amount of $1,500,358                                    1,500,000             1,534,180
                                                                                        ------------------------------------
TOTAL REPURCHASE AGREEMENTS
      (Cost $27,008,000)                                                                    27,008,000            27,563,871
                                                                                        ------------------------------------

TOTAL INVESTMENTS
      (Cost $36,001,146)                                                    100.19%     $   36,001,146
Liabilities in Excess of Other Assets                                        (0.19%)           (67,400)
                                                                            --------------------------
NET ASSETS                                                                  100.00%     $   35,933,746
                                                                            ==========================

DN - Discount Notes

Income Tax Information:
Total cost for federal income tax purposes: $36,001,146

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
APRIL 30, 2005

FACE VALUE                                                                                   VALUE
-------------                                                                           --------------
                   U.S. GOVERNMENT AGENCY & OBLIGATIONS  38.38%

                      Federal Home Loan Bank
$  10,000,000              2.77%, 5/03/05*                                              $    9,998,171

                      Federal Home Loan Mortgage Corp.
   20,000,000              2.70%, 5/02/05  DN                                               20,000,000
   10,000,000              2.73%, 5/07/05*                                                   9,999,352
   10,000,000              2.93%, 6/09/05*                                                  10,000,766
    9,298,000              2.94%, 6/14/05  DN                                                9,265,349
    7,000,000              2.97%, 6/28/05  DN                                                6,967,083

                      Federal National Mortgage Association
   10,000,000              2.86%, 6/09/05*                                                   9,998,371
   10,000,000              2.96%, 6/22/05  DN                                                9,958,067
    8,000,000              2.99%, 7/13/05  DN                                                7,952,160
                                                                                        --------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
     (Cost $94,139,319)                                                                     94,139,319
                                                                                        --------------

                                                                                                            COLLATERAL VALUE
                                                                                                            ----------------
           REPURCHASE AGREEMENTS COLLATERALIZED
           BY U.S. GOVERNMENT OBLIGATIONS  61.76%
           Agreement with Bank of America and Bank of New York
           (Tri-party), 2.95%, dated 4/29/05 and maturing 5/02/05,
           collateralized by Federal National Mortgage Association Discount
           Note, 0.00% due 10/05/05 with a repurchase amount of $10,002,458                 10,000,000      $     10,200,024

           Agreement with Barclays and Bank of New York (Tri-party), 2.94%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal Home
           Loan Mortgage Corp. Note, 3.55% due 11/15/07 with a repurchase amount
           of $10,002,450                                                                   10,000,000            10,200,514

           Agreement with Bear Stearns Companies, Inc., 2.92%, dated
           4/29/05 and maturing 5/02/05, collateralized by Federal National
           Mortgage Association Note, 3.25% due 2/15/09 with a repurchase
           amount of $10,002,433                                                            10,000,000            10,205,100

                                                                                             VALUE          COLLATERAL VALUE
                                                                                        ------------------------------------
           REPURCHASE AGREEMENTS COLLATERALIZED
           BY U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
           Agreement with HSBC Bank and J.P. Morgan Chase & Co.
           (Tri-party), 2.93%, dated 4/29/05 and maturing 5/02/05,
           collateralized by Federal Home Loan Mortgage Corp. Notes,
           2.88-6.63% due 4/15/08-1/15/14, and Federal National
           Mortgage Association Notes, 2.50-6.63% due 6/15/06-11/15/30
           with a repurchase amount of $10,002,442                                      $   10,000,000      $     10,202,000

           Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase &
           Co. (Tri-party), 2.94%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal Home Loan Bank Bond, 3.75% due 8/15/08,
           and Federal Home Loan Mortgage Corp. Note, 4.13% due 9/01/09
           with a repurchase amount of $51,509,617                                          51,497,000            52,527,201

           Agreement with Smith Barney Citigroup and Bank of New York
           (Tri-party), 2.95%, dated 4/29/05 and maturing 5/02/05,
           collateralized by Federal Home Loan Bank Bonds, 3.38-4.13% due
           2/15/08-4/18/08 with a repurchase amount of $50,012,292                          50,000,000            51,004,584

           Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party),
           2.94%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal
           Home Loan Bank Bonds, 3.63-6.38% due 8/15/06-1/15/10 with a
           repurchase amount of $10,002,450                                                 10,000,000            10,203,882
                                                                                        ------------------------------------

TOTAL REPURCHASE AGREEMENTS
    (Cost $151,497,000)                                                                    151,497,000           154,543,305
                                                                                        ------------------------------------

TOTAL INVESTMENTS
     (Cost $245,636,319)                                                    100.14%     $  245,636,319
Liabilities in Excess of Other Assets                                        (0.14%)          (340,116)
                                                                            --------------------------
NET ASSETS                                                                  100.00%     $  245,296,203
                                                                            ==========================

* Floating rate security - rate disclosed as of April 30, 2005. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:
Total cost for federal income tax purposes: $245,636,319

See Notes to Financial Statements.

PRIME MONEY MARKET FUND
APRIL 30, 2005

                                                                  PRINCIPAL AMOUNT          VALUE
                                                                  ------------------------------------
               CERTIFICATES OF DEPOSIT 16.85%
Barclays Bank, PLC
5/18/05                   2.94%*                                  $      1,500,000      $    1,499,570

HBOS Tresury Services
5/31/05                   3.02%*                                         1,500,000           1,500,000

HSBC Bank USA
5/04/05                   2.76%*                                         1,500,000           1,500,609

Wells Fargo Bank
5/04/05                   2.79%                                          1,500,000           1,499,999
                                                                                        --------------

TOTAL CERTIFICATES OF DEPOSIT
     (Cost $6,000,178)                                                                       6,000,178
                                                                                        --------------

                   COMMERCIAL PAPER 14.73%
Amstel Funding Corp., 144A**
6/29/05                   3.08%                                          1,500,000           1,492,726

Atlantis One Funding, 144A**
5/05/05                   2.80%                                          1,472,000           1,471,657

Klio II Funding Corp., 144A**
5/20/05                   3.03%                                            784,000             782,824

Sheffield Receivables, 144A**
5/03/05                   2.75%                                          1,500,000           1,499,883
                                                                                        --------------

TOTAL COMMERCIAL PAPER
     (Cost $5,247,090)                                                                       5,247,090
                                                                                        --------------

                                                                                            VALUE           COLLATERAL VALUE
                                                                                        ------------------------------------
             REPURCHASE AGREEMENTS COLLATERALIZED
             BY U.S. GOVERNMENT OBLIGATIONS 68.61%
             Agreement with ABN AMRO Bank and Bank of New York
             (Tri-party), 2.90%, dated 4/29/05 and maturing
             5/02/05, collateralized by Federal National Mortgage Association
             Note, 6.00% due 5/15/11 with a repurchase amount of $1,500,363             $    1,500,000      $      1,530,841

             Agreement with Bank of America and Bank of New York (Tri-party),
             2.95%, dated 4/29/05 and maturing 5/02/05, collateralized by
             Federal National Mortgage Association Discount Note, 0.00% due
             9/07/05 with a repurchase amount of $1,500,369                                  1,500,000             1,530,198

             Agreement with Barclays and Bank of New York (Tri-party),
             2.94%, dated 4/29/05 and maturing 5/02/05, collateralized by
             Federal National Mortgage Association Note, 3.41% due
             8/30/07 with a repurchase amount of $1,500,368                                  1,500,000             1,530,261

             Agreement with Bear Stearns Companies, Inc., 2.92%, dated
             4/29/05 and maturing 5/02/05, collateralized by Federal
             National Mortgage Association Note, 3.25% due 2/15/09
             with a repurchase amount of $1,500,365                                          1,500,000             1,534,675

             Agreement with Credit Suisse First Boston and J.P. Morgan
             Chase & Co. (Tri-party), 2.95%, dated 4/29/05 and maturing
             5/02/05, collateralized by Federal National Mortgage Association
             Note, 2.88% due 10/15/05 with a repurchase amount of $1,500,369                 1,500,000             1,532,728

             Agreement with HSBC Bank and J.P. Morgan Chase & Co.
             (Tri-party), 2.93%, dated 4/29/05 and maturing 5/02/05,
             collateralized by Federal Home Loan Mortgage Corp. Notes,
             2.38-4.88% due 4/15/06-7/15/13 and Federal National Mortgage
             Association Notes, 2.00-5.50% due 1/15/06-10/15/13 with a
             repurchase amount of $1,500,366                                                 1,500,000             1,533,250

             Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase &
             Co. (Tri-party), 2.94%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal Home Loan Mortgage Corp. Note,
             4.13% due 9/01/09 with a repurchase amount of $4,438,087                        4,437,000             4,528,705

                                                                                            VALUE           COLLATERAL VALUE
                                                                                        ------------------------------------
             REPURCHASE AGREEMENTS COLLATERALIZED
             BY U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
             Agreement with Morgan Stanley & Co., Inc. and Bank of New York
             (Tri-party), 2.96%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal National Mortgage Association Discount Note, 0.00%,
             due 12/19/05 with a repurchase amount of $1,500,370                        $    1,500,000      $      1,515,251

             Agreement with Smith Barney Citigroup and Bank of New York (Tri-party),
             2.95%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal
             Home Loan Bank Discount Note, 0.00% due 5/10/05 with a repurchase amount
             of $8,001,967                                                                   8,000,000             8,160,649

             Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party),
             2.94%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal Home
             Loan Bank Bond, 3.63% due 11/14/08 with a repurchase amount of $1,500,368       1,500,000             1,530,937
                                                                                        ------------------------------------

TOTAL REPURCHASE AGREEMENTS
     (Cost $24,437,000)                                                                     24,437,000            24,927,495
                                                                                        ------------------------------------

TOTAL INVESTMENTS
     (Cost $35,684,268)                                                     100.19%     $   35,684,268
Liabilities in Excess of Other Assets                                        (0.19%)           (67,329)
                                                                            --------------------------
NET ASSETS                                                                  100.00%     $   35,616,939
                                                                            ==========================

*Floating rate security - rate disclosed as of April 30, 2005. Maturity date represents the next interest rate reset date.

**Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DN - Discount Note

Income Tax Information:
Total cost for federal income tax purposes: $35,684,268

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2005

                                                      U.S. TREASURY     U.S. GOVERNMENT             PRIME
                                                       MONEY MARKET       MONEY MARKET           MONEY MARKET
                                                           FUND               FUND                   FUND
                                                     ----------------------------------------------------------
ASSETS
Investments, at amortized cost (which
   approximates market value) (1)                    $     36,001,146   $    245,636,319       $     35,684,268
Interest receivable                                             6,403            209,762                 22,719
Receivable from administration                                    395             18,975                      -
Prepaid and other assets                                        5,042             21,739                  5,273
                                                     ----------------------------------------------------------
        Total Assets                                       36,012,986        245,886,795             35,712,260
                                                     ----------------------------------------------------------

LIABILITIES
Dividends payable                                              69,546            535,318                 83,481
Accrued investment advisory fee                                 2,047             14,239                  2,227
Accrued administration fee                                      4,442             17,494                  1,989
Accrued board of trustees fee                                     466              5,007                  1,256
Accrued SEC registration fee                                        -              1,954                      -
Accrued distribution fee                                            -                 75                      -
Other payables                                                  2,739             16,505                  6,368
                                                     ----------------------------------------------------------
        Total Liabilities                                      79,240            590,592                 95,321
                                                     ----------------------------------------------------------

NET ASSETS                                           $     35,933,746   $    245,296,203       $     35,616,939
                                                     ==========================================================

COMPOSITION OF NET ASSETS
Paid-in capital                                      $     35,933,991   $    245,297,171       $     35,627,747
Undistributed net investment income                               464              1,490                      -
Accumulated net realized loss                                    (709)            (2,458)               (10,808)
                                                     ----------------------------------------------------------
NET ASSETS                                           $     35,933,746   $    245,296,203(2)    $     35,616,939(2)
                                                     ----------------------------------------------------------

Shares of beneficial interest outstanding
   (no par value, unlimited shares authorized)             35,968,422        245,149,394(2)          35,627,759(2)
                                                     ----------------------------------------------------------

Net asset value and redemption value per share       $           1.00   $           1.00       $           1.00
                                                     ----------------------------------------------------------

(1) Including repurchase agreements for the U.S. Treasury Money Market,
U.S. Government Money Market, and Prime Money Market Funds in the amounts of $27,008,000, $151,497,000, and $24,437,000, respectively.

                                                       NET ASSETS     SHARES OUTSTANDING
                                                     --------------   ------------------
(2)  U.S. Government Money Market Fund
        Class I                                      $  245,040,446          244,894,110
        Class II                                     $      255,757              255,284

     Prime Money Market Fund
        Class I                                      $   35,616,939           35,627,759
        Class II                                     $            -                    -

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2005

                                                      U.S. TREASURY     U.S. GOVERNMENT             PRIME
                                                       MONEY MARKET       MONEY MARKET           MONEY MARKET
                                                           FUND               FUND                   FUND
                                                     ----------------------------------------------------------
INVESTMENT INCOME                                    $        706,198   $      5,032,814       $      1,405,532
                                                     ----------------------------------------------------------

EXPENSES
Investment advisory fee                                        41,988            286,973                 87,017
Administration services                                       598,358            437,293                358,927
Legal                                                           1,612             12,808                  3,900
Reports to Shareholders                                         1,583             17,676                  5,340
Insurance                                                       3,919             33,175                 13,519
State Registration                                              7,144              6,956                  2,755
Distribution - Class II                                             -              1,984                100,578
Board of Trustees                                               3,096             24,367                  5,840
Miscellaneous                                                   1,993             15,026                  6,140
                                                     ----------------------------------------------------------
         Total Expenses before fee waiver                     659,693            836,258                584,016
Expenses waived by administrator                             (513,374)          (172,475)              (288,717)
Expenses reimbursed by administrator                             (395)           (18,975)                     -
Expenses waived by investment advisor                         (13,996)           (95,658)               (29,006)
                                                     ----------------------------------------------------------

         Net Expenses                                         131,928            549,150                266,293
                                                     ----------------------------------------------------------

NET INVESTMENT INCOME                                         574,270          4,483,664              1,139,239
                                                     ----------------------------------------------------------

Net realized gain/(loss) on investments                          (709)             1,408                (10,808)
                                                     ----------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $        573,561   $      4,485,072       $      1,128,431
                                                     ==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                              U.S. TREASURY
                                                               MONEY MARKET
                                                                   FUND
                                                     -----------------------------------
                                                        FOR THE            FOR THE
                                                      YEAR ENDED          YEAR ENDED
                                                     APRIL 30, 2005     APRIL 30, 2004
                                                     -----------------------------------
OPERATIONS
Net investment income                                $      574,270   $          447,265
Net realized gain/(loss) on investments                        (709)              11,941
                                                     -----------------------------------
Net increase in net assets resulting
   from operations                                          573,561              459,206
                                                     -----------------------------------
DISTRIBUTIONS
Dividends to shareholders from net
   investment income                                       (574,264)            (447,265)
Dividends to shareholders from net
   realized gains                                           (19,015)                   -
                                                     -----------------------------------
Net decrease in net assets from
   distributions                                           (593,279)            (447,265)
                                                     -----------------------------------

BENEFICIAL INTEREST
   TRANSACTIONS (1)
Shares sold                                              97,567,083          116,973,962
Dividends reinvested                                        541,184              461,228
Shares redeemed                                        (107,916,710)        (152,620,186)
                                                     -----------------------------------
Net decrease in net assets from
  beneficial interest transactions                       (9,808,443)         (35,184,996)
                                                     -----------------------------------

Net decrease in net assets                               (9,828,161)         (35,173,055)

NET ASSETS
Beginning of period                                      45,761,907           80,934,962
                                                     -----------------------------------

End of period*                                       $   35,933,746   $       45,761,907
                                                     ===================================
* Includes undistributed net
  investment incomeof:                               $          464   $           19,384

(1)  At net asset value of $1.00 per share.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        U.S. GOVERNMENT                              PRIME
                                                         MONEY MARKET                            MONEY MARKET
                                                             FUND                                    FUND
                                             ----------------------------------------------------------------------------
                                                  FOR THE             FOR THE             FOR THE             FOR THE
                                                YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                              APRIL 30, 2005      APRIL 30, 2004      APRIL 30, 2005      APRIL 30, 2004
                                             ----------------------------------------------------------------------------
OPERATIONS
Net investment income                        $      4,483,664    $      3,492,263    $      1,139,239    $      1,283,490
Net realized gain/(loss) on investments                 1,408              86,553             (10,808)             14,656
                                             ----------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                                  4,485,072           3,578,816           1,128,431           1,298,146
                                             ----------------------------------------------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net
  investment income
  Class I                                          (4,474,605)         (3,479,530)           (911,114)         (1,009,315)
  Class II                                             (9,059)            (12,733)           (228,152)           (274,252)
Dividends to shareholders from net
  realized gains
  Class I                                                   -                   -              (9,155)            (36,572)
  Class II                                                  -                   -              (3,866)            (14,842)
                                             ----------------------------------------------------------------------------
Net decrease in net assets from
   distributions                                   (4,483,664)         (3,492,263)         (1,152,287)         (1,334,981)
                                             ----------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                 581,137,163       1,045,693,823         121,305,924         506,321,941
      Dividends reinvested                          3,887,041           3,438,053             174,183             467,012
      Shares redeemed                            (585,467,356)     (1,210,882,693)       (203,716,806)       (486,962,494)
  Class II
      Shares sold                                     958,150           1,914,017          58,014,162         110,896,619
      Dividends reinvested                              9,513              13,191               5,482              12,377
      Shares redeemed                              (2,447,664)         (2,355,839)       (102,797,252)       (117,872,870)
                                             ----------------------------------------------------------------------------
Net increase/(decrease) in net assets
  from beneficial interest transactions            (1,923,153)       (162,179,448)       (127,014,307)         12,862,585
                                             ----------------------------------------------------------------------------
Net increase/(decrease) in net assets              (1,921,745)       (162,092,895)       (127,038,163)         12,825,750
                                             ----------------------------------------------------------------------------

NET ASSETS
Beginning of period                               247,217,948         409,310,843         162,655,102         149,829,352
                                             ----------------------------------------------------------------------------
End of period*                               $    245,296,203    $    247,217,948    $     35,616,939    $    162,655,102
                                             ============================================================================

* Includes undistributed net
  investment income of:                      $          1,490    $          1,490    $              -    $              -

(1)  At net asset value of $1.00 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

U.S. TREASURY MONEY MARKET FUND
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                FOR THE YEARS ENDED APRIL 30,
                                              2005           2004           2003           2002           2001
                                           ----------------------------------------------------------------------
Net asset value, beginning of period       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ----------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.01           0.01           0.01           0.03           0.06
Net realized gain                                0.00^             -              -              -              -
                                           ----------------------------------------------------------------------
Total from investment operations                 0.01           0.01           0.01           0.03           0.06
                                           ----------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                      (0.01)         (0.01)         (0.01)         (0.03)         (0.06)
From net realized gain                           0.00^             -              -              -              -
                                           ----------------------------------------------------------------------
Total distributions                             (0.01)         (0.01)         (0.01)         (0.03)         (0.06)
                                           ----------------------------------------------------------------------
Net asset value, end of period             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ======================================================================
TOTAL RETURN+                                    1.54%          0.76%          1.26%          2.53%          5.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)            $   35,934     $   45,762     $   80,935     $   88,395     $   74,590

Ratio of expenses to average net assets          0.33%          0.33%          0.33%          0.33%          0.33%
Ratio of net investment income to
  average net assets                             1.44%          0.78%          1.25%          2.51%          5.82%
Ratio of expenses to average net assets
  without fee waivers                            1.65%          1.18%          0.76%          0.69%          0.80%
Ratio of net investment income to
  average net assets without fee waivers         0.12%         (0.07)%         0.81%          2.15%          5.34%

^ Less than $.005 per share.

+ Total return would have been lower had various fees not been waived during the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET FUND - CLASS I
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                FOR THE YEARS ENDED APRIL 30,
                                              2005           2004           2003           2002           2001
                                           ----------------------------------------------------------------------
Net asset value, beginning of period       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ----------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.02           0.01           0.01           0.03           0.06
                                           ----------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                      (0.02)         (0.01)         (0.01)         (0.03)         (0.06)
                                           ----------------------------------------------------------------------
Net asset value, end of period             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ======================================================================
TOTAL RETURN+                                    1.68%          0.93%          1.43%          2.87%          6.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)            $  245,040     $  245,482     $  407,147     $  466,482     $  343,856

Ratio of expenses to average net assets          0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to
  average net assets                             1.64%          0.94%          1.42%          2.78%          5.96%
Ratio of expenses to average net assets
  without fee waivers                            0.30%          0.28%          0.21%          0.21%          0.21%
Ratio of net investment income to
  average net assets without fee waivers         1.54%          0.86%          1.41%          2.77%          5.95%

+Total return would have been lower had various fees not been waived during the period.

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS II
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                   FOR THE YEARS ENDED APRIL 30,             FOR THE PERIOD ENDED
                                                   2005                     2004               APRIL 30, 2003(1)
                                           ----------------------------------------------------------------------
Net asset value, beginning of period       $               1.00     $               1.00     $               1.00
                                           ----------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.01                     0.01                     0.01
                                           ----------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                                (0.01)                   (0.01)                   (0.01)
                                           ----------------------------------------------------------------------
Net asset value, end of period             $               1.00     $               1.00     $               1.00
                                           ======================================================================
TOTAL RETURN+                                              1.42%                    0.67%                    1.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)            $                256     $              1,736     $              2,164

Ratio of expenses to average net assets                    0.45%                    0.45%                    0.45%*
Ratio of net investment income to
  average net assets                                       1.39%                    0.68%                    0.92%*
Ratio of expenses to average net assets
  without fee waivers                                      0.55%                    0.53%                    0.46%*
Ratio of net investment income to
  average net assets without fee waivers                   1.29%                    0.60%                    0.91%*

*Annualized.

+Total return would have been lower had various fees not been waived during the period.

(1) Class II commenced operations on June 18, 2002.

See Notes to Financial Statements.

PRIME MONEY MARKET FUND - CLASS I
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                FOR THE YEARS ENDED APRIL 30,
                                              2005           2004           2003           2002           2001
                                           ----------------------------------------------------------------------
Net asset value, beginning of period       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ----------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.02           0.01           0.01           0.03           0.06
Net realized gain                                0.00^          0.00^             -              -              -
                                           ----------------------------------------------------------------------
Total from investment operations                 0.02           0.01           0.01           0.03           0.06
                                           ----------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                      (0.02)         (0.01)         (0.01)         (0.03)         (0.06)
From net realized gain                           0.00^          0.00^             -              -              -
                                           ----------------------------------------------------------------------
Total distributions                             (0.02)         (0.01)         (0.01)         (0.03)         (0.06)
                                           ----------------------------------------------------------------------
Net asset value, end of period             $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ======================================================================
TOTAL RETURN+                                    1.73%          0.95%          1.42%          2.88%          6.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)            $   35,617     $  117,879     $   98,079     $  138,272     $  120,383

Ratio of expenses to average net assets          0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to
  average net assets                             1.58%          0.95%          1.46%          2.74%          6.06%
Ratio of expenses to average net assets
  without fee waivers                            0.62%          0.35%          0.26%          0.28%          0.33%
Ratio of net investment income to
  average net assets without fee waivers         1.16%          0.79%          1.41%          2.66%          5.93%

+Total return would have been lower had various fees not been waived during the period.

^Less than $.005 per share.

See Notes to Financial Statements.

PRIME MONEY MARKET FUND - CLASS II
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                FOR THE YEARS ENDED APRIL 30,
                                              2005*          2004           2003           2002           2001
                                           ----------------------------------------------------------------------
Net asset value, beginning of period                -     $     1.00     $     1.00     $     1.00     $     1.00
                                           ----------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                               -           0.01           0.01           0.03           0.06
Net realized gain                                   -           0.00^             -              -              -
                                           ----------------------------------------------------------------------
Total from investment operations                    -           0.01           0.01           0.03           0.06
                                           ----------------------------------------------------------------------

DISTRIBUTIONS
From net investment income                          -          (0.01)         (0.01)         (0.03)         (0.06)
From net realized gain                              -           0.00^             -              -              -
                                           ----------------------------------------------------------------------
Total distributions                                 -          (0.01)         (0.01)         (0.03)         (0.06)
                                           ----------------------------------------------------------------------
Net asset value, end of period                      -     $     1.00     $     1.00     $     1.00     $     1.00
                                           ======================================================================
TOTAL RETURN+                                       -           0.55%          1.02%          2.62%          5.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                     -     $   44,776     $   51,750     $    2,591     $       39
Ratio of expenses to average net assets             -           0.60%          0.60%          0.51%          0.45%
Ratio of net investment income to
  average net assets                                -           0.55%          0.96%          2.17%          5.88%
Ratio of expenses to average net assets
  without fee waivers                               -           0.75%          0.66%          0.60%          0.58%
Ratio of net investment income to
  average net assets without fee waivers            -           0.39%          0.91%          2.08%          5.75%

* A full redemption of Class II shares was made on January 5, 2005. Thus, there were no assets to derive any financial highlight information for the year ended April 30, 2005.

+Total return would have been lower had various fees not been waived during the period.

^ Less than $.005 per share.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining funds are presented separately.

     The U.S. Government Money Market Fund and the Prime Money Market Fund offer two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

     REPURCHASE AGREEMENTS: In some cases, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying Financial Statements.

     At April 30, 2005 the funds had available for federal income tax purposes unused capital loss carryovers of:

                                                                       YEAR OF
     FUND                                  CAPITAL LOSS CARRYOVERS   EXPIRATION
     ---------------------------------------------------------------------------
     U.S. Treasury Money Market Fund       $                   709         2013
     U.S. Government Money Market Fund     $                 1,265         2006
                                           $                 1,193         2008
     Prime Money Market Fund               $                10,808         2013

     The U.S. Government Money Market Fund used $1,408 of capital loss carryovers in the current period to offset net realized gains for federal income tax purposes.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Funds during the years ended April 30, 2005 and 2004 were as follows:

                              U.S. TREASURY MONEY      U.S. GOVERNMENT MONEY          PRIME MONEY
                                  MARKET FUND               MARKET FUND               MARKET FUND
                               2005         2004         2005         2004         2005         2004
                            ----------------------------------------------------------------------------
Distributions paid from:
Ordinary income             $  593,279   $  447,265   $ 4,483,664  $ 3,492,263  $ 1,152,287  $ 1,334,981
Long-Term capital gains              -            -             -            -            -           -
                            ----------------------------------------------------------------------------
 Total                      $  593,279   $  447,265   $ 4,483,664  $ 3,492,263  $ 1,152,287  $ 1,334,981
                            ============================================================================

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                      U.S. TREASURY MONEY    U.S. GOVERNMENT MONEY    PRIME MONEY
                                          MARKET FUND             MARKET FUND         MARKET FUND
                                      -----------------------------------------------------------
Undistributed net
  investment income                   $               464    $               1,490    $         -
Accumulated net realized loss                        (709)                  (2,458)       (10,808)
                                      -----------------------------------------------------------
     Total                            $              (245)   $                (968)   $   (10,808)
                                      ===========================================================

     The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended April 30, 2005, amounts have been reclassified on the U.S. Treasury Money Market Fund to reflect a decrease in undistributed net investment income of $18,926 to accumulated net realized loss. In addition, amounts have been reclassified on the Prime Money Market Fund to reflect an increase in overdistributed net investment income of $27, a decrease in accumulated net realized loss on investments of $15 and a decrease in paid capital of $12. The U.S. Government Money Market Fund had no reclassifications. Net assets of the Funds were unaffected by the reclassifications and the calculation of net investment income in the Financial Highlights excludes these adjustments.

     These reclassifications are primarily the result of differing book/tax treatment of organization costs and expiration of capital loss carryovers.

     EXPENSES: Some expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     At a special meeting on June 10, 2003, shareholders of each of the Funds approved an Investment Advisory Agreement between the Trust and SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"). Pursuant to these advisory agreements, SSgA FM is entitled to an advisory fee at the annual rate of .105% of each Fund's average net assets. SSgA FM has voluntarily agreed to waive .035% of their advisory fee until assets for each Fund reach $1 billion.

Prior to June 10, 2003, SSgA FM assumed the interim investment advisory responsibility for the Financial Investors Trust Money Market Funds. Pursuant to the interim advisory agreement, SSgA FM was entitled to the following advisory fee schedule:

                                         U.S. TREASURY        U.S. GOVERNMENT            PRIME
AVERAGE NET ASSETS                     MONEY MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
------------------                    ------------------    ------------------    -----------------
First $500 million                                  0.05%                 0.04%                 0.04%
Next $500 million                                  0.075%                 0.06%                 0.06%
Next $500 million                                   0.10%                 0.08%                 0.08%
In excess of $1.5 billion                           0.15%                 0.08%                 0.08%

Any information contained in this report prior to January 13, 2003, reflects the operations of the Funds while GE Asset Management, Inc ("GEAM") was the adviser. GEAM had the following fee schedule:

                                         U.S. TREASURY        U.S. GOVERNMENT            PRIME
AVERAGE NET ASSETS                     MONEY MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
------------------                    ------------------    ------------------    ------------------
First $500 million                                  0.05%                 0.04%                 0.04%
Next $500 million                                  0.075%                 0.06%                 0.06%
Next $500 million                                   0.10%                 0.08%                 0.08%
In excess of $1.5 billion                           0.15%                 0.08%                 0.08%

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                         U.S. TREASURY        U.S. GOVERNMENT           PRIME
AVERAGE NET ASSETS                    MONEY MARKET FUND*    MONEY MARKET FUND*    MONEY MARKET FUND*
------------------                    ------------------    ------------------    ------------------
First $500 million                                  0.26%                 0.16%                 0.16%
Next $500 million                                   0.24%                 0.14%                 0.14%
In excess of $1 billion                             0.22%                 0.12%                 0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

     ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2006, to the extent necessary for U.S. Treasury to maintain a total expense ratio of no more than .33% of its average net assets, U.S. Government Class I to maintain a total expense ratio of no more than .20% of its average net assets, U.S. Government Class II to maintain a total expense ratio of no more than .45% of its average net assets, Prime Class I to maintain a total expense ratio of no more than .20% of its average net assets, and Prime Class II to maintain a total expense ratio of no more than .60% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

     Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

     The Trustees have adopted a Distribution Plan on behalf of Class II of the U.S. Government Money Market Fund and the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc., at the annual rate of .25% of the average net assets of Class II of the U.S. Government Money Market Fund and .40% of the average net assets of Class II of the Prime Money Market Fund.

     Shareholders holding more than 5.00% of the Funds' outstanding shares as of April 30, 2005, constituted 23.76% of the U.S. Treasury Money Market Fund, 32.56% of the U.S. Government Money Market Fund and 78.10% of the Prime Money Market Fund.

FUND HOLDINGS (UNAUDITED)

     The Funds file complete schedules of portfolio holdings with the Securities Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-298-3442 and on the SEC's website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

     On March 22, 2005, the Board of Trustees met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement ("Advisory Agreement") between the Trust and SSgA FM in accordance with
Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Funds' assets and securities. The Trustees last approved the Advisory Agreement for the U.S. Treasury, U.S. Government and Prime Money Market Funds in April 2003. It was also noted that the Independent Trustees met with Fund Counsel before the Board meeting commenced and had discussed the Advisory Agreement and other related materials.

     In approving the Advisory Agreements the Trustees, including the Independent Trustees, considered the following factors with respect to the
Funds:

     INVESTMENT ADVISORY FEE RATE: The Trustees reviewed and considered the contractual advisory fee annual rate of 0.105% of each Fund's average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM.

     The Board received and considered information comparing the Funds' contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

     The Trustees further determined that the total expense ratios of 0.332% for the U.S. Treasury Money Market Fund, 0.201% for the U.S. Government Money Market Fund Class I, 0.452% for the U.S. Government Money Market Fund Class II, 0.200% for the Prime Money Market Fund Class I, and 0.600% for the Prime Money Market Fund Class II, all net of any fee waivers in place, are comparable to others within such Fund's peer universe.

     NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENTS:
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the Advisory Agreements. The Trustees reviewed certain background materials supplied by SSgA FM.

     The Trustees noted having received reports from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM. The Trustees reviewed background information about SSgA FM, including their Form ADV. The Trustees considered the background and experience of SSgA FM's management in connection with the Funds including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each of the Funds and the extent of the resources devoted to research and analysis of actual and potential investments.

     The Trustees also reviewed, among other things, SSgA FM's method of determining credit risk as required by Rule 2a-7, client transactions, insider trading policies and procedures and a description of SSgA FM's code of ethics.

     MONEY MARKET FUNDS' PERFORMANCE: The Trustees received and considered the one, three and five year performance, as applicable, of each Fund. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time periods.

     SSgA FM PROFITABILITY: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreements. The Trustees considered the profits, if any, realized by SSgA FM in connection with the operation of the Funds and whether the amount of the profit, if any, is fair to the Trust.

     ECONOMIES OF SCALE: The Trustees considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with SSgA FM.

     OTHER BENEFITS TO SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Funds. The Trustees also reviewed the top ten broker-dealers used by SSgA FM as well as SSgA FM's brokerage practices.

     CONCLUSIONS: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.

     THE TRUSTEES CONCLUDED THAT:

     - the investment advisory fees received by SSgA FM with respect to each Fund are comparable to others with in such Fund's peer universe;

     - the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement is adequate;

     - the performance of each Fund is comparable to the performance of similarly managed SSgA FM products for the same time periods;

     - the profit, if any, realized by SSgA FM in connection with the operation of the Funds is fair to the Trust;

     - the relatively small size of each Fund does not permit for economies of scale in SSgA FM's provision of services to the Funds; and

     - there are no material other benefits accruing to SSgA FM in connection with SSgA FM's relationship with the Funds.

     Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that SSgA FM's compensation for investment advisory services is consistent with the best interest of the Funds and their shareholders and re-approved the Investment Advisory Agreement.

TRUSTEES & OFFICERS (UNAUDITED)

As of April 30, 2005, the Funds represented three of four separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

                                             TERM OF OFFICE, LENGTH
                                             OF TIME SERVED AND
                           POSITION(S) HELD  NUMBER OF PORTFOLIOS      PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
NAME, ADDRESS & AGE        WITH FUNDS        OVERSEEN                  AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander, (77)  Trustee and       W. Robert Alexander was   Mr. Alexander is the Chief Executive Officer of ALPS
                           Chairman          elected by the initial    Mutual Funds Services, Inc., ("ALPS") and ALPS
1625 Broadway                                shareholder in December   Distributors, Inc., ("ADI") which provide
Suite 2200                                   1993 and oversees 4       administration and distribution services,
Denver, CO 80202                             funds in the trust.       respectively, for proprietary mutual fund complexes.
                                                                       Mr. Alexander is also the Chairman of ALPS Financial
                                                                       Services, Inc. and ALPS Advisors, Inc. Mr. Alexander
                                                                       was Vice Chairman of First Interstate Bank of
                                                                       Denver, responsible for Trust, Private Banking,
                                                                       Retail Banking, Cash Management Services and
                                                                       Marketing. Because of his affiliation with ALPS and
                                                                       ADI, Mr. Alexander is considered an "interested"
                                                                       Trustee of the Trust. Mr. Alexander is currently a
                                                                       member of the Board of Trustees of the Hunter and
                                                                       Hughes Trusts, Financial Investors Variable
                                                                       Insurance Trust, Clough Global Allocation Fund,
                                                                       Clough Global Equity Fund and Reaves Utility Income
                                                                       Fund.

Edmund J. Burke, (44)      President         Edmund J. Burke was       Mr. Burke is President and Director of ALPS and ADI.
                                             elected as President at   Mr. Burke joined ALPS in 1991 as Vice President and
1625 Broadway                                the December 17, 2002     National Sales Manager. Because of his positions
Suite 2200                                   meeting of the Board of   with ADI and ALPS, Mr. Burke is deemed an affiliate
Denver, CO 80202                             Trustees.                 of the Trust as defined under the 1940 Act. Mr. Burke
                                                                       is currently President of the Financial Investors
                                                                       Variable Insurance Trust, Reaves Utility Income Fund,
                                                                       Clough Global Equity Fund and Clough Global Allocation
                                                                       Fund.

                                             TERM OF OFFICE, LENGTH
                                             OF TIME SERVED AND
                           POSITION(S) HELD  NUMBER OF PORTFOLIOS      PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
NAME, ADDRESS & AGE        WITH FUNDS        OVERSEEN                  AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  ----------------  ------------------------  ----------------------------------------------------
Jeremy O. May, (35)        Treasurer         Jeremy May was elected    Mr. May is Managing Director, Operations & Client
                                             at the October 7, 1997    Services of ALPS and ADI. Mr. May joined ALPS in
1625 Broadway                                meeting of the Board of   1995 as a Controller. Mr. May was an auditor with
Suite 2200                                   Trustees.                 Deloitte & Touche LLP in their Denver office.
Denver, CO 80202                                                       Because of his positions with ALPS and ADI, Mr. May
                                                                       is deemed an affiliate of the Trust as defined under
                                                                       the 1940 Act. Mr. May is currently Treasurer of
                                                                       Financial Investors Variable Insurance Trust, Reaves
                                                                       Utility Income Fund, Clough Global Allocation Fund,
                                                                       Clough Global Equity Fund and First Funds Trust.

Erin Douglas, (28)*        Secretary         Erin Douglas was elected  Ms. Douglas is Associate Counsel of ALPS. Ms. Douglas
                                             as Secretary at the June  joined ALPS as Associate Counsel in January 2003.
1625 Broadway                                15, 2004 meeting of the   Ms. Douglas is deemed an affiliate of the Trust as
Suite 2200                                   Board of Trustees.        defined under the 1940 Act. Ms. Douglas is currently
Denver, CO 80202                                                       Secretary of the Clough Global Allocation Fund and
                                                                       the Clough Global Equity Fund.

Bradley J. Swensen (32)    Chief             Mr. Swenson was           Mr. Swenson joined ALPS as Chief Compliance Officer
                           Compliance        appointed as Chief        ("CCO") in May 2004. Prior to joining ALPS, Mr. Swenson
1625 Broadway              Officer           Compliance Officer at     served as the Senior Audit manager at Janus Capital
Suite 2200                                   the March 22, 2005        Group. Before joining Janus Mr. Swenson was a senior
Denver, CO 80202                             meeting of the Board of   Internal Auditor for Oppenhiemer Funds. Because of
                                             Trustees.                 his position with ALPS and ADI, Mr. Swenson is deemed
                                                                       an affiliate of the Trust as defined under the 1940 Act.
                                                                       Mr. Swenson is currently the CCO of Clough Global
                                                                       Allocation Fund, Clough Global Equity Fund, Reaves
                                                                       Utility Income Fund, SPDR Trust, Midcap SPDR Trust,
                                                                       and DIAMONDS Trust.

                                             TERM OF OFFICE, LENGTH
                                             OF TIME SERVED AND
                           POSITION(S) HELD  NUMBER OF PORTFOLIOS      PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
NAME, ADDRESS & AGE        WITH FUNDS        OVERSEEN                  AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  ----------------  ------------------------  ----------------------------------------------------
Mary K. Anstine, (64)      Trustee           Mary K. Anstine was       Ms. Anstine was President/Chief Executive Officer,
                                             elected at a special      HealthONE Alliance, Denver, Colorado; Former
1625 Broadway                                meeting of shareholders   Executive Vice President, First Interstate Bank of
Suite 2200                                   held on March 21, 1997    Denver. Ms. Anstine is currently a Trustee of the
Denver, CO 80202                             and oversees 4 funds in   Denver Area Council of the Boy Scouts of America and
                                             the trust.                a Director of the Colorado Uplift Board. Ms. Anstine
                                                                       is also Director of AV Hunter Trust and Denver
                                                                       Chapter of the Alzheimer's Association. Ms. Anstine
                                                                       is a Trustee of Financial Investors Variable
                                                                       Insurance Trust and Reaves Utility Income Fund.

Edwin B. Crowder, (73)     Trustee           Edwin B. Crowder was      Mr. Crowder is the President and owner of Eddie
                                             elected at a special      Crowder Associates, Inc. Mr. Crowder is a former
1625 Broadway                                meeting of shareholders   Director of Athletics and Head Football Coach at the
Suite 2200                                   held on March 21, 1997    University of Colorado.
Denver, CO 80202                             and oversees 4 funds in
                                             the trust.

Robert E. Lee, (70)        Trustee           Robert E. Lee was         Mr. Lee is a Director of Storage Technology
                                             appointed as a Trustee    Corporation and ING Financial Services - North
1625 Broadway                                at the December 15,       America. Mr. Lee is also a Director of Meredith
Suite 2200                                   1998, meeting of the      Capital Corporation and Source Capital Corporation.
Denver, CO 80202                             Board of Trustees and     Mr. Lee is a Trustee of the Financial Investors
                                             oversees 4 funds in the   Variable Insurance Trust and Reaves Utility Income
                                             trust.                    Fund.

John R. Moran, Jr., (75)   Trustee           John R. Moran was         Mr. Moran is President and CEO of The Colorado
                                             elected at a special      Trust, a private foundation serving the health and
1625 Broadway                                meeting of shareholders   hospital community in the State of Colorado. An
Suite 2200                                   held on March 21, 1997    attorney, Mr. Moran was formerly a partner with the
Denver, CO 80202                             and oversees 4 funds in   firm of Kutak Rock & Campbell in Denver, Colorado
                                             the trust.                and a member of the Colorado House of
                                                                       Representatives. Currently, Mr. Moran is a member of
                                                                       the Treasurer's Office Investment Advisory Committee
                                                                       for the University of Colorado; Trustee of the
                                                                       Robert J. Kutak Foundation, Hill Foundation and
                                                                       Financial Investors Variable Insurance Trust.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

                            INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER
SSgA Funds Management, Inc.
1 International Place, 25th Floor
Boston, Massachusetts  02110

ADMINISTRATOR, TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
1625 Broadway
Suite 2200
Denver, Colorado  80202

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, Colorado  80202

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 Seventeenth Street
Suite 500
Denver, Colorado  80202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Must be accompanied or preceded by a current prospectus.

For more information, please call
800.862.3040 or visit
WWW.AMERICANFREEDOMFUNDS.COM

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[AMERICAN FREEDOM FUNDS LOGO]

ANNUAL REPORT
APRIL 30, 2005

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder to the Fund, you will incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees. However, the Fund does incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2004 and held until May 1, 2005.

ACTUAL RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

                                                                                 EXPENSE PAID
                                           BEGINNING ACCOUNT  ENDING ACCOUNT     DURING PERIOD
                                            VALUE 11/01/04    VALUE 5/01/05   11/01/04 - 5/01/05*
-------------------------------------------------------------------------------------------------
Class I      Actual Fund Return            $     1,000.00     $     1,011.10    $         1.00
             Hypothetical Fund Return      $     1,000.00     $     1,023.93    $         1.01
Class II     Actual Fund Return            $     1,000.00     $     1,009.80    $         2.15
             Hypothetical Fund Return      $     1,000.00     $     1,022.79    $         2.17

* Expenses are equal to the American Freedom U.S. Government Money Market Fund Class I and Class II annualized expense ratios of .20% and .43%, multiplied by the average account value over the period, multiplied by the number of days in the second fiscal half-year divided by 365 days in the current year (to reflect the one-half year period).

ASSET ALLOCATION (UNAUDITED)

April 30, 2005

U.S. Government & Agency Obligations       38.99%
Repurchase Agreements                      61.18%

Percnetage of Fund's Total Net Assets

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Financial Investors Trust

We have audited the accompanying statements of assets and liabilities of the American Freedom U.S. Government Money Market Fund of the Financial Investors Trust (the "Trust"), including the statements of investments, as of April 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended and the period from September 11, 2003 (commencement of operations) to April 30, 2004, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Freedom U.S. Government Money Market Fund of the Financial Investors Trust as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period from September 11, 2003 (commencement of operations) to April 30, 2004, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
June 14, 2005

STATEMENT OF INVESTMENTS

APRIL 30, 2005

FACE VALUE                                                            VALUE
--------------                                                    --------------
                   U.S. GOVERNMENT & AGENCY OBLIGATIONS 38.99%

                 Federal Home Loan Mortgage Corp.
$   10,000,000           2.70%, 5/02/05   DN                      $   10,000,000
     5,185,000           2.95%, 6/15/05   DN                           5,166,305
     4,000,000           2.97%, 6/28/05   DN                           3,981,190
     5,000,000           2.73%, 11/07/05*                              4,999,676

                 Federal National Mortgage Assocation

    10,000,000            2.95%, 5/29/05*                              9,998,059
     3,000,000            2.86%, 6/09/05*                              2,999,515
     4,000,000            2.96%, 6/22/05  DN                           3,983,227
     4,000,000            2.99%, 7/13/05  DN                           3,976,080
                                                                  --------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS                            45,104,052
     (Cost $45,104,052)                                           --------------

                                                                                                     VALUE       COLLATERAL VALUE
                                                                                               ----------------------------------
          REPURCHASE AGREEMENTS COLLATERALIZED
          BY U.S. GOVERNMENT OBLIGATIONS 61.18%
          Agreement with Bank of America and Bank of New York
          (Tri-party), 2.95%, dated 4/29/05 and maturing 5/02/05,
          collateralized by Federal National Mortgage Association DN,
          0.00% due 9/07/05 with a repurchase amount of $5,001,229                             $     5,000,000   $      5,100,660

          Agreement with Barclays and Bank of New York (Tri-party), 2.94%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal
          National Mortgage Association Note, 3.41% due 8/30/07 with
          a repurchase amount of $5,001,225                                                          5,000,000          5,100,539

          Agreement with Bear Stearns Companies, Inc. and Bank of
          New York (Tri-party), 2.92%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal National Mortgage Association Note,
          3.25% due 2/15/09 with a repurchase amount of $5,001,217                                   5,000,000          5,102,550

          Agreement with HSBC Bank and J.P. Morgan Chase & Co.
          (Tri-party), 2.93%, dated 4/29/05 and maturing 5/02/05,
          collateralized by Federal National Mortgage Association Notes,
          4.25-6.00% due 10/15/06-5/15/09, and Federal Home Loan
          Mortgage Corp. Notes, 5.75% due 4/15/08-1/15/12 with a
          repurchase amount of $5,001,221                                                            5,000,000          5,104,831

          Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase
          & Co. (Tri-party), 2.94%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal Home Loan Bank Bond, 5.25% due
          6/18/04 with a repurchase amount of $20,776,088                                           20,771,000         21,190,178

          Agreement with Smith Barney Citigroup and Bank of New
          York (Tri-party), 2.95%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal Home Loan Mortgage Corp. Note,
          3.05% due 1/19/07 with a repurchase amount of $25,006,146                                 25,000,000         25,500,873

          Agreement with UBS Warburg, Inc. and J.P. Morgan Chase &
          Co. (Tri-party), 2.94%, dated 4/29/05 and maturing 5/02/05, collateralized by Federal Home Loan Bank Bonds, 2.63-6.38%
          due 8/15/06-5/15/12 with a repurchase amount of $5,001,225                                 5,000,000          5,104,969
                                                                                               ----------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                         70,771,000         72,204,600
   (Cost $70,771,000)                                                                          ----------------------------------

TOTAL INVESTMENTS                                                                 100.17%      $   115,875,052
   (Cost $115,875,052)
Liabilities in Excess of Other Assets                                              (0.17%)            (202,869)
                                                                                  -----------------------------
NET ASSETS                                                                        100.00%      $   115,672,183
                                                                                  =============================

*Floating rate security - rate disclosed as of April 30, 2005. Maturity date represents the next interest rate reset date.

DN - Discount Note

INCOME TAX INFORMATION:
Total cost for federal income tax purposes: $115,875,052

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2005

ASSETS
Investments, at amortized cost (which                $      115,875,052
     approximates market value) (1)
Interest receivable                                              65,895
Receivable from administration                                    4,460
Prepaid and other assets                                          9,741
                                                     ------------------
     Total Assets                                           115,955,148
                                                     ------------------

LIABILITIES
Dividends payable                                               260,943
Accrued investment advisory fee                                   6,927
Accrued administration fee                                        9,329
Accrued board of trustees fee                                     2,111
Accrued distribution fee                                              8
Other payables                                                    3,647
                                                     ------------------
     Total Liabilities                                          282,965
                                                     ------------------
NET ASSETS                                           $      115,672,183
                                                     ==================

COMPOSITION OF NET ASSETS
Paid-in capital                                      $      115,672,183
Overdistributed net investment income                                 0
Accumulated net realized gain                                         0
                                                     ------------------
NET ASSETS                                           $      115,672,183(2)
                                                     ==================

Shares of beneficial interest outstanding
(no par value, unlimited
shares authorized)                                          115,672,161(2)
                                                     ------------------
Net asset value and redemption value per share       $             1.00
                                                     ------------------

(1) Including repurchase agreements in the amount of $70,771,000.

                                                               NET ASSETS     SHARES OUTSTANDING
                                                             --------------   ------------------
(2) U.S. Government Money Market Fund
  Class I                                                    $  115,669,143          115,669,121
  Class II                                                   $        3,040                3,040

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED APRIL 30, 2005

INVESTMENT INCOME                                              $      2,203,251
                                                               ----------------

EXPENSES
Investment advisory fee                                                 122,755
Administration services                                                 358,919
Legal                                                                     2,442
Insurance                                                                 6,688
State Registration                                                        1,750
Distribution - Class II                                                       7
Board of Trustees                                                         6,197
Miscellaneous                                                             1,742
                                                               ----------------
     Total Expenses before fee waivers                                  500,500
Expenses waived by administrator                                       (221,339)
Expenses reimbursed by administrator                                     (4,460)
Expenses waived by investment advisor                                   (40,918)
                                                               ----------------

   Net Expenses                                                         233,783
                                                               ----------------

NET INVESTMENT INCOME                                                 1,969,468
                                                               ----------------

NET INCREASE IN NET ASSETS
FROM OPERATIONS                                                $      1,969,468
                                                               ================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE YEAR ENDED   FOR THE PERIOD ENDED
                                                  APRIL 30, 2005       APRIL 30, 2004
                                                -----------------------------------------
OPERATIONS
Net investment income                           $        1,969,468   $            683,441
                                                -----------------------------------------
Net increase in net assets resulting
  from operations                                        1,969,468                669,051
                                                -----------------------------------------

DISTRIBUTIONS
Dividends to shareholders from net
  investment income
  Class I                                               (1,969,430)              (683,431)
  Class II                                                     (43)                    (3)
Dividends to shareholders from net
  realized gains
  Class I                                                  (15,590)                     -
  Class II                                                       -                      -
                                                -----------------------------------------

Net decrease in net assets from
  distributions                                         (1,985,063)              (683,434)
                                                -----------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                      126,687,386            268,683,223
      Dividends reinvested                               1,517,388                522,218
      Shares redeemed                                 (117,272,289)          (164,468,805)
  Class II
      Shares sold                                                -                  3,000
      Dividends reinvested                                      39                      1
      Shares redeemed                                            -                      -
                                                -----------------------------------------
Net increase in net assets derived
  from beneficial interest transactions                 10,932,524            104,739,637
                                                -----------------------------------------

Net increase in net assets                              10,916,929            104,755,254

NET ASSETS
Beginning of period                                    104,755,254                      -
                                                -----------------------------------------
End of period*                                  $      115,672,183   $        104,755,254
                                                =========================================

*Includes overdistributed
net investment income of:                       $                0   $                  0

(1) At net asset value of $1.00 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET FUND - CLASS I
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                         FOR THE YEAR ENDED     FOR THE PERIOD ENDED
                                                           APRIL 30, 2005         APRIL 30, 2004**
                                                         -------------------------------------------
Net asset value, beginning of period                        $    1.00              $     1.00
                                                         -------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                            0.02                    0.01
Net realized gain                                                0.00^                     -
                                                         -------------------------------------------
Total from investment operations                                 0.02                    0.01
                                                         -------------------------------------------
DISTRIBUTIONS
From net investment income                                      (0.02)                  (0.01)
Net realized gain                                                0.00^                      -
                                                         -------------------------------------------
Total distributions                                             (0.02)                  (0.01)
                                                         -------------------------------------------
Net asset value, end of period                              $    1.00              $     1.00
                                                         ===========================================
TOTAL RETURN+                                                    1.68%                   0.55%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                             $ 115,669              $  104,752

Ratio of expenses to average net assets                          0.20%                   0.20%*
Ratio of net investment income to
  average net assets                                             1.68%                   0.88%*
Ratio of expenses to average net assets
  without fee waivers                                            0.43%                   0.43%*
Ratio of net investment income to
  average net assets without fee waivers                         1.45%                   0.65%*

* Annualized.

** Class I commenced operations on September 11, 2003.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

^ Less than $.005 per share.

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND - CLASS II
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                         FOR THE YEAR ENDED     FOR THE PERIOD ENDED
                                                           APRIL 30, 2005         APRIL 30, 2004**
                                                         -------------------------------------------
Net asset value, beginning of period                        $    1.00              $     1.00
                                                         -------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                            0.01                    0.00^
Net realized gain                                                0.00^                      -
                                                         -------------------------------------------
Total from investment operations                                 0.01                    0.00^
                                                         -------------------------------------------
DISTRIBUTIONS
From net investment income                                      (0.01)                  (0.00)^
Net realized gain                                                0.00^                      -
                                                         -------------------------------------------
Total distributions                                             (0.01)                  (0.00)^
                                                         -------------------------------------------
Net asset value, end of period                              $    1.00              $     1.00
                                                         ===========================================
TOTAL RETURN+                                                    1.42%                   0.11%#

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                             $       3              $        3

Ratio of expenses to average net assets                          0.43%                   0.43%*
Ratio of net investment income to
  average net assets                                             1.46%                   0.62%*
Ratio of expenses to average net assets
  without fee waivers                                            0.66%                   0.66%*
Ratio of net investment income to
  average net assets without fee waivers                         1.23%                   0.39%*

* Annualized.

** Class II commenced operation on September 17, 2003.

+ Total return would have been lower had various fees not been waived during the period.

# Total returns for periods of less than one year are not annualized.

^ Less than $.005 per share.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

     Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust's American Freedom Family of Funds. The American Freedom Family of Funds includes the U.S. Government Money Market Fund (the "fund"). The financial statements of the remaining funds of the Trust are presented separately.

     The Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     INVESTMENT VALUATION: The Fund values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which the Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes. Interest income is accrued and recorded as earned.

     REPURCHASE AGREEMENTS: In some cases, the Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is included in the accompanying Financial Statements.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Fund during the period ended April 30, 2005 and April 30, 2004, were as follows:

                                                              2005           2004
                                                          ---------------------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                           $  1,985,063   $    683,434
Long-Term capital gain                                               -              -
                                                          ---------------------------
  Total                                                   $  1,985,063   $    683,434
                                                          ===========================

As of April 30, 2005, the components of distributable earnings on a tax basis for the Fund was as follows:

                                                       2005
                                                      ------
Overdistributed net investment income                  $  0
Accumulated net realized gain                             0
                                                       ----
  Total                                                $  0
                                                       ====

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended April 30, 2005, amounts have been reclassified to reflect an increase in paid in capital of $15, a decrease to accumulated gain/(loss) of $20 and an increase of $5 to (over)/undistributed net investment income. Net assets of the Fund were unaffected by the reclassifications and the calculation of net investment income in the Financial Highlights excludes these adjustments.

     EXPENSES: Some expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("SSgA FM"). Pursuant to that advisory agreement, SSgA FM is entitled to an advisory fee at the annual rate of .105% of average net assets of the U.S. Government Money Market Fund. SSgA FM has voluntarily agreed to waive ..035% of its advisory fee until the assets of the Fund reach $1 billion.

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Fund's administrator. ALPS is entitled to receive a fee from the Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                                         U.S. GOVERNMENT
        AVERAGE NET ASSETS                             MONEY MARKET FUND*
        ------------------                             ------------------
        First $500 million                                    0.16%
        Next $500 million                                     0.14%
        In excess of $1 billion                               0.12%

*Subject to a minimum monthly fee of $30,000.

     ALPS has contractually agreed to waive a portion of its administration fees until April 30, 2006, to the extent necessary for Class I to maintain a total expense ratio of no more than .20% of its average net assets, and Class II to maintain a total expense ratio of no more than .45% of its average net assets, respectively. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

     Administration fee includes: fund administration, fund accounting, daily pricing, registration, shareholder servicing, transfer agency, fund ratings and audit.

     The Trustees have adopted a Distribution Plan on behalf of Class II pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to the Distributor, ALPS Distributors, Inc., at the annual rate of .25% of the average net assets of Class II of the Fund.

     Shareholders holding more than 5.00% of the Funds' outstanding shares as of April 30, 2005, constituted 59.44% of the Fund.

FUND HOLDINGS (UNAUDITED)

     The Fund files its complete schedule of portfolio holdings with the Securities Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund's Forms N-Q are available without charge, upon request, by contacting the Fund at 1-800-862-3040 and on the SEC's website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

     On March 22, 2005, the Board of Trustees met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement ("Advisory Agreement") between the Trust and SSgA FM in accordance with Section 15(c) of the Investment Company Act of 1940. The Trustees were informed that SSgA FM, as the investment adviser, has responsibility for the investment and management of the Funds' assets and securities. The Trustees last approved the Advisory Agreement for the American Freedom U.S. Government Money Market Fund in June 2003. It was also noted that the Independent Trustees met with Fund Counsel before the Board meeting commenced and had discussed the Advisory Agreement and other related materials.

     In approving the Advisory Agreement the Trustees, including the Independent Trustees, considered the following factors with respect to the Fund:

     INVESTMENT ADVISORY FEE RATE: The Trustees reviewed and considered the contractual advisory fee annual rate of 0.105% of the Fund's average daily total assets paid by the Trust to SSgA FM in light of the extent and quality of the advisory services provided by SSgA FM.

     The Board received and considered information comparing the Funds' contractual advisory fee and overall expenses with those of funds in both the relevant expense group and universe of funds provided by Lipper, an independent provider of investment company data.

DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

     The Trustees further determined that the total expense ratios of 0.198% for the American Freedom U.S. Government Money Market Fund Class I and 0.430% for the American Freedom U.S. Government Money Market Fund Class II, each net of any fee waivers in place, are comparable to others within the Fund's peer universe.

     NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT:
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees reviewed certain background materials supplied by SSgA FM.

     The Trustees noted having received reports from SSgA FM at each regular Board meeting throughout the year related to the services rendered by SSgA FM. The Trustees reviewed background information about SSgA FM, including their Form ADV. The Trustees considered the background and experience of SSgA FM's management in connection with the Fund including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

     The Trustees also reviewed, among other things, SSgA FM's method of determining credit risk as required by Rule 2a-7, client transactions, insider trading policies and procedures and a description of SSgA FM's code of ethics.

     MONEY MARKET FUNDS' PERFORMANCE: The Trustees received and considered the one year performance of the Fund. The Trustees also reviewed information comparing the performance of similarly managed SSgA FM products for the same time period.

     SSgA FM PROFITABILITY: The Trustees received and considered a profitability analysis of SSgA FM based on the fees payable under the Advisory Agreements. The Trustees considered the profits, if any, realized by SSgA FM in connection with the operation of the Fund and whether the amount of the profit, if any, is fair to the Trust.

     ECONOMIES OF SCALE: The Trustees considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The Trustees considered whether any economies of scale, fall out benefits or any other direct or indirect benefits would result from the relationship with SSgA FM.

     OTHER BENEFITS TO SSgA FM: The Trustees reviewed and considered any other benefits derived or to be derived by SSgA FM from the relationship with the Funds. The Trustees also reviewed the top ten broker-dealers used by SSgA FM as well as SSgA FM's brokerage practices.

     CONCLUSIONS: In selecting SSgA FM and approving the Advisory Agreement and the investment advisory fee under such agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process.

     THE TRUSTEES CONCLUDED THAT:

     - the investment advisory fees received by SSgA FM with respect to the Fund are comparable to others within such Fund's peer universe;

     - the nature, extent and quality of services rendered by SSgA FM under the Advisory Agreement is adequate;

     - the performance of the Fund is comparable to the performance of similarly managed SSgA FM products for the same time periods;

     - the profit, if any, realized by SSgA FM in connection with the operation of the Fund is fair to the Trust;

     - the relatively small size of the Fund does not permit for economies of scale in SSgA FM's provision of services to the Fund; and

     - there are no material other benefits accruing to SSgA FM in connection with SSgA FM's relationship with the Fund.

     Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that SSgA FM's compensation for investment advisory services is consistent with the best interest of the Funds and their shareholders and re-approved the Investment Advisory Agreement.

TRUSTEES AND OFFICERS (UNAUDITED)

     As of April 30, 2005, the U.S. Government Money Market Fund represented one of four separate series under the Trust. The Trust's Board of Trustees oversees the overall management of each series of the Trust and elects the officers of the Trust. The principal occupations for the past five years of the Trustees and executive officers of the Trust are listed below.

INTERESTED TRUSTEES & OFFICERS

                                                       TERM OF OFFICE, LENGTH
                                                       OF TIME SERVED AND
                                POSITION(S) HELD       NUMBER OF PORTFOLIOS     PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
NAME, ADDRESS & AGE             WITH FUNDS             OVERSEEN                 AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
W. Robert Alexander, (77)       Trustee and Chairman   W. Robert Alexander was  Mr. Alexander is the Chief Executive Officer
                                                       elected by the initial   of ALPS Mutual Funds Services, Inc.,("ALPS")
1625 Broadway                                          shareholder in December  and ALPS Distributors, Inc., ("ADI") which
Suite 2200                                             1993 and oversees 4      provide administration and distribution
Denver, CO 80202                                       funds in the trust.      services, respectively, for proprietary
                                                                                mutual fund complexes. Mr. Alexander is also
                                                                                the Chairman of ALPS Financial Services, Inc.
                                                                                and ALPS Advisors, Inc. Mr. Alexander was
                                                                                Vice Chairman of First Interstate Bank of
                                                                                Denver, responsible for Trust, Private
                                                                                Banking, Retail Banking, Cash Management
                                                                                Services and Marketing. Because of his
                                                                                affiliation with ALPS and ADI, Mr. Alexander
                                                                                is considered an "interested" Trustee of the
                                                                                Trust. Mr. Alexander is currently a member of
                                                                                the Board of Trustees of the Hunter and
                                                                                Hughes Trusts, Financial Investors Variable
                                                                                Insurance Trust, Clough Global Allocation
                                                                                Fund, Clough Global Equity Fund and Reaves
                                                                                Utility Income Fund.

Edmund J. Burke, (44)           President              Edmund J. Burke was      Mr. Burke is President and Director of
                                                       elected as President at  ALPS and ADI. Mr. Burke joined ALPS in 1991 as
1625 Broadway                                          the December 17, 2002    Vice President and National Sales Manager.
Suite 2200                                             meeting of the Board of  Because of his positions with ADI and ALPS,
Denver, CO 80202                                       Trustees.                Mr. Burke is deemed an affiliate of the Trust
                                                                                as defined under the 1940 Act. Mr. Burke is
                                                                                currently President of the Financial
                                                                                Investors Trust, Reaves Utility Income Fund,
                                                                                Clough Global Equity Fund and Clough Global
                                                                                Allocation Fund.

Jeremy O. May, (35)             Treasurer              Jeremy May was elected   Mr. May is Managing Director, Operations &
                                                       at the October 7, 1997   Client Services of ALPS and ADI. Mr. May
1625 Broadway                                          meeting of the Board of  joined ALPS in 1995 as a Controller. Mr. May
Suite 2200                                             Trustees.                was an auditor with Deloitte & Touche LLP in
Denver, CO 80202                                                                their Denver office. Because of his positions
                                                                                with ALPS and ADI, Mr. May is deemed an
                                                                                affiliate of the Trust as defined under the
                                                                                1940 Act. Mr. May is currently Treasurer of
                                                                                Financial Investors Variable Insurance Trust,
                                                                                Reaves Utility Income Fund, Clough Global
                                                                                Equity Fund, Clough Global Allocation Fund
                                                                                and First Funds Trust.

                                                       TERM OF OFFICE, LENGTH
                                                       OF TIME SERVED AND       PRINCIPAL OCCUPATION DURING THE PAST 5
                                POSITION(S) HELD       NUMBER OF PORTFOLIOS     YEARS AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE             WITH FUNDS             OVERSEEN                 TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Erin Douglas, (28)*             Secretary              Erin Douglas was         Ms. Douglas is Associate Counsel of ALPS.
                                                       elected at the June 15,  Ms. Douglas joined ALPS as Associate Counsel
1625 Broadway                                          2004 meeting of the      in January 2003. Ms. Douglas is deemed an
Suite 2200                                             Board of Trustees.       affiliate of the Trust as defined under the
Denver, CO 80202                                                                1940 Act. Ms. Douglas is currently Secretary
                                                                                of the Clough Global Allocation Fund and the
                                                                                Clough Global Equity Fund.

Bradley J. Swensen (32)         Chief Compliance       Mr. Swenson was          Mr. Swenson joined ALPS as Chief Compliance
                                Officer                appointed as Chief       Officer ("CCO") in May 2004. Prior to joining
1625 Broadway                                          Compliance Officer at    ALPS, Mr. Swenson served as the Senior Audit
Suite 2200                                             the March 22, 2005       manager at Janus Capital Group. Before
Denver, CO 80202                                       meeting of the Board of  joining Janus Mr. Swenson was a senior
                                                       Trustees.                Internal Auditor for Oppenhiemer Funds.
                                                                                Because of his position with ALPS and ADI,
                                                                                Mr. Swenson is deemed an affiliate of the
                                                                                Trust as defined under the 1940 Act. Mr.
                                                                                Swenson is currently the CCO of Clough Global
                                                                                Allocation Fund, Clough Global Equity Fund,
                                                                                Reaves Utility Income Fund, SPDR Trust,
                                                                                Midcap SPDR Trust, and DIAMONDS Trust.

INDEPENDENT TRUSTEES

                                                       TERM OF OFFICE, LENGTH
                                                       OF TIME SERVED AND       PRINCIPAL OCCUPATION DURING THE PAST 5
                                POSITION(S) HELD       NUMBER OF PORTFOLIOS     YEARS AND OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS & AGE             WITH FUNDS             OVERSEEN                 TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
Mary K. Anstine, (64)           Trustee                Mary K. Anstine was      Ms. Anstine was President/Chief Executive
                                                       elected at a special     Officer, HealthONE Alliance, Denver,
1625 Broadway                                          meeting of shareholders  Colorado; Former Executive Vice President,
Suite 2200                                             held on March 21, 1997   First Interstate Bank of Denver. Ms. Anstine
Denver, CO 80202                                       and oversees 4 funds in  is currently a Trustee of the Denver Area
                                                       the trust.               Council of the Boy Scouts of America and a
                                                                                Director of the Colorado Uplift Board.
                                                                                Ms. Anstine is also Director of AV Hunter
                                                                                Trust and Denver Chapter of the Alzheimer's
                                                                                Association. Ms. Anstine is a Trustee of
                                                                                Financial Investors Variable Insurance Trust
                                                                                and Reaves Utility Income Fund.

Edwin B. Crowder, (73)          Trustee                Edwin B. Crowder was     Mr. Crowder is the President and owner of
                                                       elected at a special     Eddie Crowder Associates, Inc. Mr. Crowder is
1625 Broadway                                          meeting of shareholders  a former Director of Athletics and Head
Suite 2200                                             held on March 21, 1997   Football Coach at the University of Colorado.
Denver, CO 80202                                       andoversees 4 funds in
                                                       the trust.

Robert E. Lee, (70)             Trustee                Robert E. Lee was        Mr. Lee is a Director of Storage Technology
                                                       appointed as a Trustee   Corporation and ING Financial Services - North
1625 Broadway                                          at the December 15,      America. Mr. Lee is also a Director of
Suite 2200                                             1998, meeting of the     Meredith Capital Corporation and Source
Denver, CO 80202                                       Board of Trustees and    Capital Corporation. Mr. Lee is a Trustee of
                                                       oversees 4 funds in the  the Financial Investors Variable Insurance
                                                       trust.                   Trust and Reaves Utility Income Fund.

John R. Moran, Jr., (75)        Trustee                John R. Moran was        Mr. Moran is President and CEO of The
                                                       elected at a special     Colorado Trust, a private foundation serving
1625 Broadway                                          meeting of shareholders  the health and hospital community in the
Suite 2200                                             held on March 21, 1997   State of Colorado. An attorney, Mr. Moran was
Denver, CO 80202                                       and oversees 4 funds in  formerly a partner with the firm of Kutak
                                                       the trust.               Rock & Campbell in Denver, Colorado and a
                                                                                member of the Colorado House of
                                                                                Representatives. Currently, Mr. Moran is a
                                                                                member of the Treasurer's Office Investment
                                                                                Advisory Committee for the University of
                                                                                Colorado; Trustee of the Robert J. Kutak
                                                                                Foundation, Hill Foundation and Financial
                                                                                Investors Variable Insurance Trust.

* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

                            INTENTIONALLY LEFT BLANK

Item 2.  CODE OF ETHICS.

     (a) The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

     (b) Not applicable.

     (c) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

     (d) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

     (e) Not applicable.

     (f) The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees of the Registrant has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Robert E. Lee as the Registrant's "audit committee financial experts." Mr. Lee is "independent" as defined in paragraph (a)(2) of Item 3 to Form N-CSR

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES: For the Registrant's fiscal years ended April 30, 2005 and April 30, 2004, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $35,900 and $64,000, respectively.

     (b) AUDIT-RELATED FEES: For the Registrant's fiscal years ended April 30, 2005 and April 30, 2004, the aggregate fees billed for professional services rendered by the principal accountant for the 17f-2 audit of the Registrant's annual financial statements were $11,200 and $14,400, respectively.

     (c) TAX FEES: For the Registrant's fiscal years ended April 30, 2005 and April 30, 2004, aggregate fees of $8,600, and $14,000, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The fiscal year 2005 and 2004 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

     (d) ALL OTHER FEES: For the Registrant's fiscal years ended April 30, 2005 and April 30, 2004, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

     (e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

     (e)(2) No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)    Not applicable.

     (g)    Not applicable.

     (h)    Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.

     Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

     There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. EXHIBITS.

     (a)(1) The code of ethics that applies to the Registrant's principal executive officer and principal financial officer is attached hereto as EX-12.A.1.

     (a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

     (a)(3) Not applicable.

     (b) The certifications by the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:      /s/ Edmund J. Burke
         -------------------
         Edmund J. Burke (Principal Executive Officer)
         President

Date:    July 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:      /s/ Edmund J. Burke
         -------------------
         Edmund J. Burke (Principal Executive Officer)
         President

Date:    July 1, 2005


By:      /s/ Jeremy O. May
         -----------------
         Jeremy O. May (Principal Financial Officer)
         Treasurer

Date:    July 1, 2005